Schedule of Investments
April 30, 2020 (unaudited)
Ranger Quest for Income & Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 77.94%

Aerospace & Defense - 4.65%
Lockheed Martin Corp.	1,247	485,158

Banks - 3.31%
J.P. Morgan Chase & Co.	3,607	345,406

Beverages - 2.87%
PepsiCo, Inc.	2,263	299,372

Biotechnology - 3.94%
AbbVie, Inc.	4,995	410,589

Capital Markets - 7.82%
CME Group, Inc. Class-A	3,720	662,941
Blackstone Group, Inc. Class-A	2,920	152,541

		815,482

Chemicals - 0.25%
Corteva, Inc.	1,012	26,504

Diversified Telecommunication Services - 7.20%
Verizon Communications, Inc.	9,415	540,892
BCE, Inc. (Canada)	5,181	209,519

		750,411

Electric Utilities - 3.20%
Duke Energy Corp.	3,943	333,814

Food Products - 1.65%
Mowi ASA (Norway)	10,033	171,660

Gas Utilities - 0.52%
Brookfield Infrastructure Corp. (2)	1,289	53,958

Household Products - 3.16%
Procter & Gamble Co.	1,482	174,683
Kimberly-Clark Corp.	1,114	154,267

		328,950

Insurance - 3.45%
Swiss RE AG ORD (Switzerland)	2,570	185,389
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	795	174,844

		360,233

Marine - 0.43%
Costamare, Inc. ADR (Monaco)	8,979	45,075

Multiline Retail - 4.13%
Target Corp.	3,925	430,730

Pharmaceuticals - 8.93%
Johnson & Johnson	3,216	482,529
Merck & Co., Inc.	3,851	305,538
Bristol-Myers Squibb Co.	2,362	143,633

		931,700

Semiconductors & Semiconductor Equipment - 6.20%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	9,660	513,236
Broadcom Inc.	490	133,094

		646,330

Software - 9.78%
Microsoft Corp.	5,693	1,020,243

Specialty Retail - 3.10%
Home Depot, Inc.	1,472	323,590

Wireless Telecommunication Services - 3.35%
Tele2 AB Class-B (Sweden) (2)	26,890	348,904

Total Common Stocks	(Cost $ 6,885,208)	8,128,109

Preferred Stock - 1.30%

Goldman Sachs Group, Inc. 4.000% Perpetual	6,660	135,198

Total Preferred Stock	(Cost $ 157,823)	135,198

Exchange Traded Funds - 4.89%

Vanguard Total International Bond Index Fund ETF (4)	8,908	510,250

Total Exchange Traded Funds	(Cost $ 510,644)	510,250

Real Estate Investment Trusts - 10.71%

Equity Real Estate Investment Trust - 9.55%
Crown Castle International Corp.	3,594	572,991
Ascendas Real Estate Investment Trust (Singapore)	200,936	423,057

		996,048

Mortgage Real Estate Investment Trust - 1.16%
Blackstone Mortgage Trust, Inc. Class-A	5,163	121,485

Total Real Estate Investment Trusts	(Cost $ 924,350)	1,117,533

Master Limited Partnerships & Publicly Traded Partnerships - 4.36%

Brookfield Infrastructure Partners, L.P. (Bermuda)	11,604	454,761

Total Master Limited Partnerships & Publicly Traded Partnerships	(Cost $ 240,841)	454,761

Short-Term Investment - 4.10%

First American Government Obligation Fund - Class Z 0.181% (3)	427,702	427,702

Total Short-Term Investment	(Cost $ 427,702)	427,702

Total Investments - 103.30%	(Cost $ 9,146,568)	10,773,553

Liabilities in Excess of Other Assets - (3.30%)		(343,791)

Total Net Assets - 100.00%		10,429,762

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$10,773,553	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,773,553	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2020.